Fair Value Measurement - Measured on a Nonrecurring Basis (Table) (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
2025 Notes [member]
Disclosure of fair value measurement of assets [line items]
Financial assets, at fair value	$ (495,385)	$ (483,350)
2025 Notes [member] | Level I [member]
Disclosure of fair value measurement of assets [line items]
Financial assets, at fair value	(495,385)	(483,350)
2025 Notes [member] | Level II [member]
Disclosure of fair value measurement of assets [line items]
Financial assets, at fair value	0	0
2025 Notes [member] | Level III [member]
Disclosure of fair value measurement of assets [line items]
Financial assets, at fair value	0	0
Notes payable, including current portion
Disclosure of fair value measurement of assets [line items]
Financial assets, at fair value	(2,592)	(7,677)
Notes payable, including current portion | Level I [member]
Disclosure of fair value measurement of assets [line items]
Financial assets, at fair value	0	0
Notes payable, including current portion | Level II [member]
Disclosure of fair value measurement of assets [line items]
Financial assets, at fair value	(2,592)	(7,677)
Notes payable, including current portion | Level III [member]
Disclosure of fair value measurement of assets [line items]
Financial assets, at fair value	0	0
Other long-term indebtness, including current portion
Disclosure of fair value measurement of assets [line items]
Financial assets, at fair value	(68,504)	(51,708)
Other long-term indebtness, including current portion | Level I [member]
Disclosure of fair value measurement of assets [line items]
Financial assets, at fair value	0	0
Other long-term indebtness, including current portion | Level II [member]
Disclosure of fair value measurement of assets [line items]
Financial assets, at fair value	(68,504)	(51,708)
Other long-term indebtness, including current portion | Level III [member]
Disclosure of fair value measurement of assets [line items]
Financial assets, at fair value	$ 0	$ 0